Key Metrics (Detail)	Dec. 31, 2018 EUR (€)
IAS 39 [Member]
Key Ratios [Line Items]
IFRS Total shareholders equity	€ 63,174
Common Equity Tier 1 capital fully loaded	48,300
Risk-weighted assets	344
Tier 1 Capital fully loaded	€ 52,921
CET 1 ratio fully loaded	14.00%
CRD 4 leverage exposure measure (spot value at reporting date)	€ 1,395
Leverage Ratio fully loaded	4.00%
Leverage Ratio phase-in	4.10%
IFRS 9 [Member]
Key Ratios [Line Items]
IFRS Total shareholders equity	€ 62,503	[1]
Common Equity Tier 1 capital fully loaded	47,907	[1]
Risk-weighted assets	345	[1]
Tier 1 Capital fully loaded	€ 52,528	[1]
CET 1 ratio fully loaded	14.00%	[1]
CRD 4 leverage exposure measure (spot value at reporting date)	€ 1,395	[1]
Leverage Ratio fully loaded	4.00%	[1]
Leverage Ratio phase-in	4.10%
Impact [Member]
Key Ratios [Line Items]
IFRS Total shareholders equity	€ (671)
Common Equity Tier 1 capital fully loaded	(393)
Risk-weighted assets	1
Tier 1 Capital fully loaded	€ (393)
CET 1 ratio fully loaded	(13.00%)	[2]
CRD 4 leverage exposure measure (spot value at reporting date)	€ 0
Leverage Ratio fully loaded	(3.00%)	[2]
Leverage Ratio phase-in	(3.00%)

[1]	Pro forma.
[2]	In bps.